FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 4 – FAIR VALUE OF FINANCIAL INSTRUMENTS

Level 3 valuation information: Due to the inherent uncertainty in the valuation process, the estimate of the fair value of our investment portfolio as of March 31, 2022 may differ materially from values that would have been used had a readily available market for those investments existed.

The following table presents the fair value measurements of our portfolio investments by major class, as of March 31, 2022, according to the fair value hierarchy:

	As of March 31, 2022
	Level 1	Level 2	Level 3	Total
Short-term Non-banking Loans	$—	$—	$18,075,000	$18,075,000
Preferred Stock	—	—	1,200,000	1,200,000
Other Equity	—	—	812,500	812,500
Total	$—	$—	$20,087,500	$20,087,500

The following table presents the fair value measurements of our portfolio investments by major class, as of December 31, 2021, according to the fair value hierarchy:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Short-term Non-banking Loans	$—	$—	$11,650,000	$11,650,000
Preferred Stock	—	—	1,200,000	1,200,000
Common Stock	436,175	—	—	436,175
Other Equity	—	—	812,500	812,500
Total	$436,175	$—	$13,662,500	$14,098,675

The following table presents a reconciliation of the beginning and ending fair value balances for our Level 3 portfolio investment assets for the three months ended March 31, 2022:

	For the three months ended March 31, 2022
	ST Non-banking		Common
	Loans	Preferred Stock	Stock	Warrants	Other Equity
Balance as of January 1, 2022	$11,650,000	$1,200,000	$—	$—	$812,500
Net change in unrealized appreciation	—	—	—	—	—
Purchases and other adjustments to cost	7,025,000	—	—	—	—
Sales and redemptions	(600,000)	—	—	—	—
Net realized loss	—	—	—	—	—
Balance as of March 31, 2022	$18,075,000	$1,200,000	$—	$—	$812,500

The net change in unrealized depreciation for the three months ended March 31, 2022 attributable to Level 3 portfolio investments still held as of March 31, 2022 was $0.

The following table lists our Level 3 investments held as of March 31, 2022 and the unobservable inputs used to determine their valuation:

Security Type	3/31/22 FMV	Valuation Technique	Unobservable Inputs	Range
ST Non-banking Loans	$18,075,000	discounted cash flow	determining private company credit rating	12-48%
Other Equity	812,500	last secured funding known by company	economic changes since last funding
Preferred Stock	1,200,000	last funding secured by company	economic changes since last funding
	$20,087,500

The following table presents a reconciliation of the beginning and ending fair value balances for our Level 3 portfolio investment assets for the period ended December 31, 2021:

	For the year ended December 31, 2021
	ST
	Non-banking	Preferred	Common
	Loans	Stock	Stock	Warrants	Other Equity
Balance as of January 1, 2021	$2,789,000	$300,000	$—	$—	$278,897
Net change in unrealized appreciation	—	—	—	—	—
Purchases and other adjustments to cost	24,765,333	900,000	—	—	812,500
Sales and redemptions	(15,904,333)	—	—	—	(278,897)
Net realized loss	—	—	—	—	—
Balance as of December 31, 2021	$11,650,000	$1,200,000	$—	$—	$812,500

The net change in unrealized depreciation for the year ended December 31, 2021 attributable to Level 3 portfolio investments still held as of December 31, 2021 was $0.

The following table lists our Level 3 investments held as of December 31, 2021 and the unobservable inputs used to determine their valuation:

Security Type	12/31/21 FMV	Valuation Technique	Unobservable Inputs	Range
ST Non-banking Loans	$11,650,000	discounted cash flow	determining private company credit rating	12-44%
Other Equity	812,500	last secured funding known by company	economic changes since last funding
Preferred Stock	1,200,000	last funding secured by company	economic changes since last funding
	$13,662,500

NOTE 7 – FAIR VALUE OF FINANCIAL INSTRUMENTS

Level 3 valuation information: Due to the inherent uncertainty in the valuation process, the estimate of the fair value of our investment portfolio as of December 31, 2021 and 2020 may differ materially from values that would have been used had a readily available market for the securities existed.

The following table presents the fair value measurements of our portfolio investments by major class, as of December 31, 2021, according to the fair value hierarchy:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Short-term Non-banking Loans	$—	$—	$11,650,000	$11,650,000
Preferred Stock	—	—	1,200,000	1,200,000
Common Stock	436,175	—	—	436,175
Other Equity	—	—	812,500	812,500
Total	$436,175	$—	$13,662,500	$14,098,675

The following table presents the fair value measurements of our portfolio investments by major class, as of December 31, 2020, according to the fair value hierarchy:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Short-term Non-banking Loans	$—	$—	$2,789,000	$2,789,000
Preferred Stock	—	—	300,000	300,000
Common Stock	3,300,000	—	—	3,300,000
Other Equity	—	—	278,897	278,897
Total	$3,300,000	$—	$3,367,897	$6,667,897

The following table presents a reconciliation of the beginning and ending fair value balances for our Level 3 portfolio investment assets for the year ended December 31, 2021:

	For the year ended December 31, 2021
	ST
	Non-banking	Preferred	Common
	Loans	Stock	Stock	Warrants	Other Equity
Balance as of January 1, 2021	$2,789,000	$300,000	$—	$—	$278,897
Net change in unrealized appreciation	—	—	—	—	—
Purchases and other adjustments to cost	24,765,333	900,000	—	—	812,500
Sales and redemptions	(15,904,333)	—	—	—	(278,897)
Net realized loss	—	—	—	—	—
Balance as of December 31, 2021	$11,650,000	$1,200,000	$—	$—	$812,500

The net change in unrealized appreciation for the year ended December 31, 2021 attributable to Level 3 portfolio investments still held as of December 31, 2021 is $0, and is included in net change in unrealized appreciation (depreciation) on investments on the statement of operations.

The following table presents a reconciliation of the beginning and ending fair value balances for our Level 3 portfolio investment assets for the year ended December 31, 2020:

	For the year ended December 31, 2020
	ST Non-banking	Preferred	Common
	Loans	Stock	Stock	Warrants	Other Equity
Balance as of January 1, 2020	$—	$300,000	$—	$—	$534,200
Net change in unrealized appreciation	—	—	—	—	486,018
Purchases and other adjustments to cost	7,543,000	—	—	—	—
Sales and redemptions	(4,754,000)	—	—	—	(91,313)
Net realized loss	—	—	—	—	(650,008)
Balance as of December 31, 2020	$2,789,000	$300,000	$—	$—	$278,897

The net change in unrealized appreciation for the year ended December 31, 2020 attributable to Level 3 portfolio investments still held as of December 31, 2020 is $0, and is included in net change in unrealized appreciation (depreciation) on investments on the statement of operations.

The following table lists our Level 3 investments held as of December 31, 2021 and the unobservable inputs used to determine their valuation:

Security Type	12/31/21 FMV	Valuation Technique	Unobservable Inputs	Range
ST Non-banking Loans	$11,650,000	discounted cash flow	determining private company interest rate based on credit	12-44%
Other Equity	812,500	last secured funding known by company	economic changes since last funding
Preferred Stock	1,200,000	last funding secured by company	economic changes since last funding
	$13,662,500

The following table presents a reconciliation of the beginning and ending fair value balances for our Level 3 portfolio investment assets for the year ended December 31, 2020:

Security Type	12/31/20 FMV	Valuation Technique	Unobservable Inputs	Range
ST Non-banking Loans	$2,789,000	discounted cash flow	determining private company interest rate based on credit	14-44%
Other Equity	278,897	last secured funding known by company	economic changes since purchase
Preferred Stock	300,000	last funding secured by company	economic changes since last funding
	$3,367,897

There were no transfers between levels during the years ended December 31, 2021 and 2020.